Capital Requirements (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 221,586	$ 222,873
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1399	0.1385
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 166,266	$ 169,025
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Actual Amount	$ 199,395	$ 201,595
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1259	0.1252
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 134,596	$ 136,830
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 154,033	$ 159,125
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.0973	0.0989
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 110,844	$ 112,684
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 199,395	$ 201,595
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1029	0.1076
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 77,492	$ 74,936
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 219,043	$ 221,066
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1391	0.1378
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 165,369	$ 168,431
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 157,494	$ 160,410
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.1000	0.1000
Tier I capital (to risk-weighted assets), Actual Amount	$ 199,490	$ 205,318
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1267	0.1280
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 133,870	$ 136,349
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 125,995	$ 128,328
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.0800	0.0800
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 199,490	$ 205,318
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1267	0.1280
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 110,246	$ 112,287
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 102,371	$ 104,267
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 199,490	$ 205,318
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1031	0.1085
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 77,411	$ 75,678
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 96,763	$ 94,598
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.0500	0.0500